Note to cash flow statement	12 Months Ended
Mar. 31, 2025
Note to cash flow statement.
Note to cash flow statement

23.         Note to cash flow statement

The following table outlines the changes in the carrying value of net cash:

	At March 31,
	2025	2024	2023
	€M	€M	€M
Net cash/(debt) at beginning of year	1,372.8	558.8	(1,451.6)
Changes from financing cashflows
(Decrease)/increase in cash and cash equivalents in year, including net foreign exchange differences	(12.1)	276.1	930.3
(Decrease)/increase in financial assets: cash > 3 months	(137.7)	(818.4)	122.1
Increase/(decrease) in restricted cash	16.7	(13.1)	(3.2)
Net cash flow from decrease in debt	86.4	1,143.2	1,085.7
Movement in net funds resulting from cash flows	(46.7)	587.8	2,134.9

Other changes
Translation on U.S. dollar denominated debt	3.3	16.2	0.9
Promissory notes	—	213.5	—
Lease additions	(22.8)	—	(122.1)
Interest expense	(2.8)	(3.5)	(3.3)
Movement from other changes	(22.3)	226.2	(124.5)

Net cash at end of year	1,303.8	1,372.8	558.8
Analyzed as:
Cash and cash equivalents, cash > 3 months and restricted cash	3,986.5	4,119.6	4,675.0
Total borrowings*	(2,682.7)	(2,746.8)	(4,116.2)
Net cash	1,303.8	1,372.8	558.8

*Total borrowings include current and non-current maturities of debt and current and non-current lease liabilities.

The following table outlines the changes in the carrying value of share premium:

	At March 31,
	2025	2024	2023
	€M	€M	€M
Balance at beginning of year	1,404.3	1,379.9	1,328.2
Changes from financing cashflows
Net proceeds from shares issued	4.9	16.4	31.7
Share premium receivable on shares issued	12.4	8.0	20.0
Movement in net funds resulting from cash flows	17.3	24.4	51.7
Balance at end of year	1,421.6	1,404.3	1,379.9

The following table outlines the changes in liabilities arising from financing activities:

	At March 31,
	2025	2024	2023
	€M	€M	€M
Balance at beginning of year	(2,746.8)	(4,116.2)	(5,077.4)
Repayments of borrowings	50.0	1,100.5	1,039.4
Lease liabilities paid	36.4	42.7	46.3
Lease modifications/additions	(22.8)	—	(122.1)
Interest expense	(2.8)	(3.5)	(3.3)
Foreign exchange	3.3	16.2	0.9
Promissory notes	—	213.5	—
Balance at end of year	(2,682.7)	(2,746.8)	(4,116.2)
Less than one year	(886.1)	(89.4)	(1,099.9)
More than one year	(1,796.6)	(2,657.4)	(3,016.3)
Balance at end of year	(2,682.7)	(2,746.8)	(4,116.2)